Average Annual Total Returns{- Franklin Equity Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Equity Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.20%)	9.12%	9.40%	(1.02%)	7.78%	8.22%	0.32%	6.98%	7.44%	3.80%	9.53%	9.19%	5.35%	10.12%	9.75%	6.03%	10.77%	10.32%	[1]	5.89%	10.64%	10.30%	2.80%	[2]	9.73%	[2]	10.50%	[2]	18.40%	15.21%	13.88%

[1]	1. Since inception May 1, 2013.
[2]

2. The Russell 1000 Value Index is replacing the S&P 500 Index as the Fund's primary benchmark. The investment manager believed that the Russell 1000 Value Index more accurately reflects the Fund's investment strategy. The S&P 500 Index will be the Fund's secondary index.